FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Gains (losses) on cash flow hedges, before tax	$ 461,238	$ 27,762	$ (72,816)
Recycle of cash flow hedges to profit or loss	0	(6,747)	(1,634)
Income tax relating to cash flow hedges of other comprehensive income	(123,732)	(6,075)	19,610
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	(50,012)	(64,952)	(10,112)
Gains (losses) on cash flow hedges, before tax	461,238	27,762	(72,816)
Recycle of cash flow hedges to profit or loss	0	(6,747)	(1,634)
Income tax relating to cash flow hedges of other comprehensive income	(123,732)	(6,075)	19,610
Reserve of cash flow hedges	$ 287,494	$ (50,012)	$ (64,952)